Artisan International Value Fund Investment Risks - Artisan International Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLike all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
Active Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
Emerging and Developing Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.
Geopolitical Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Geopolitical Risks—Geopolitical events adversely affect global economies and securities markets, subjecting the Fund's investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally. For example, military action by Russia in Ukraine, conflicts in the Middle East, US action in Venezuela and similar events and conflicts around the globe could affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the relevant countries or nearby geographic regions. In addition, the US has in the past imposed economic sanctions on certain countries, which may consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions, and the extent and duration of sanctions, and resulting market disruptions, are impossible to predict and could be substantial.
Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
Small and Medium-Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
Value Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level that the team considers its intrinsic value.
Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Participation Certificate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
Debt Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security will fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably.
Loan Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Loan Risks—Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. The Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which the Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.
Convertible Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Convertible Securities Risks—Investing in convertible securities subjects the Fund to the risks of debt, but also the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund.
Impact of Actions by Other Shareholders [Member]
Prospectus [Line Items]
Risk [Text Block]	■Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
Operational and Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.